Note 20 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Net operating loss carry forwards	€ 18,392	€ 18,295
Elimination of intercompany profit in inventory	394	172
Elimination of intercompany profit in fixed assets	250	199
Provisions for retirement indemnities	275	262
Other items	153	335
Total deferred tax assets	19,465	19,263
Capital leases treated as operating leases for tax	(3)
Other items		(4)
Total deferred tax liabilities	(3)	(4)
Net deferred tax assets	19,462	19,259
Valuation allowance for deferred tax assets	(19,450)	(19,212)
Deferred tax assets (liabilities), net of allowance	€ 12	€ 47